Subsequent Events (Details) - Subsequent Event [Member]	Aug. 09, 2019 USD ($)
Notional principal amount	$ 4,023,178
Interest payment	$ 334,620
Description of investments	The Company also received $334,620 in interest payments between March 31, 2019 and August 14, 2019.